Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

5. Goodwill and Intangible Assets, Net

During the first quarter of 2022, the Company recorded a measurement period adjustment of $5,620 thousand to decrease the contingent consideration for the True Harvest Acquisition, with a corresponding decrease to goodwill. The adjustment is related to the reduction of the sales and production calculation for the contingent consideration. A roll forward of goodwill is as follows:

(in thousands)	Successor
Balance as of December 31, 2021	$71,658
Measurement Period Adjustment	(5,620)
March 31, 2022	$66,038

For the period ended March 31, 2021 (Predecessor), there was no goodwill.

Intangible assets, net, consisted of the following:

	Successor March 31, 2022			Predecessor December 31, 2021
Intangible assets at March 31, 2022 (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Trade Names	$6,000	$626	$5,374	$6,000	$126	$5,874
Customer Relationships	29,000	1,884	27,116	29,000	434	28,566
Licenses	80,000	2,756	77,244	80,000	756	79,244
	$115,000	$5,266	$109,734	$115,000	$1,316	$113,684

Amortizable trade name intangible assets stayed consistent from December 31, 2021. The weighted average amortization period for the trade name, customer relationships and licenses were three years, five years and ten years, respectively. For the Successor period, the balance of the intangible assets was recorded at fair value as a result of the Theraplant Business Combination as described in the Note 1 — Operations and Summary of Significant Accounting Policies and Note 2. — Business Combinations.

Amortization expense is classified in depreciation and amortization on the consolidated statements of operations and comprehensive income (loss). Amortization expense of the trade name intangible assets amounted to $626 thousand, customer relationships amortization amounted to $1,884 thousand and license amortization amounted to $2,756 thousand in the three months ended March 31, 2022. Estimated future amortization expense is as follows:

(in thousands)	Successor
As of March 31, 2022
Remaining 2022	$11,850
2023	15,800
2024	15,674
2025	13,800
2026	13,366
Thereafter	39,244
Total	$109,734

5. Goodwill and Intangible Assets, Net

A roll forward of goodwill is as follows:

(in thousands)	Successor
Balance as of November 26, 2021	$—
Acquisition of Theraplant, LLC	19,922
Acquisition of True Harvest, LLC	51,736
December 31, 2021	$71,658

For the period ended November 26, 2021 (Predecessor) the Predecessor did not carry any goodwill on their books.

Intangible assets, net, consisted of the following:

	Successor December 31, 2021			Predecessor December 31, 2020
Intangible assets at December 31, 2021 (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Trade Names	$6,000	$126	$5,874	$—	$—	$—
Customer Relationships	29,000	434	28,566	—	—	—
Licenses	80,000	756	79,244	—	—	—
	$115,000	$1,316	$113,684	$—	$—	$—

Amortizable trade name intangible assets increased by $6,000 thousand, customer relationships increased by $29,000 thousand and licenses increased by $80,000 thousand due to the acquisition of Theraplant and True Harvest. The weighted average amortization period for the trade name, customer relationships and licenses were three years, five years and ten years, respectively. For the Successor period, the balance of the intangible assets was recorded at fair value as a result of the business combination with Theraplant as described in the Note 1. “Operations and Summary of Significant Accounting Policies” and Note 2. “Acquisitions”. These changes resulted in additional amortization of $1,316 thousand in the Successor period from November 27, 2021 to December 31, 2021.

Amortization expense is classified in depreciation and amortization on the consolidated statements of operations and comprehensive income (loss). Amortization expense of the trade name intangible assets amounted to $126 thousand, customer relationships amortization amounted to $434 thousand and license amortization amounted to $756 thousand in the Successor period from November 27, 2021 to December 31, 2021. Estimated future amortization expense is as follows:

Successor
(in thousands)	As of December 31, 2021
2022	$15,800
2023	15,800
2024	15,674
2025	13,800
2026	13,366
Thereafter	39,244
Total	$113,684